INCOME TAX AND DEFERRED TAX, Income Tax (Expense)/Gain (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX AND DEFERRED TAX [Abstract]
Current income tax	$ (2,682,261)	$ (4,920,109)	$ (3,757,523)
Special revaluation tax	0	(1,612,164)	0
Deferred income tax	(1,341,950)	6,512,012	3,839,173
Income tax (expense) / gain	$ (4,024,211)	$ (20,261)	$ 81,650